Equity - Distributable and non-distributable capital (Details) - SEK SEK in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1],[2]	Dec. 31, 2014
Total equity	SEK 17,574	[1],[2]	SEK 17,136	[1],[2]	SEK 16,828		SEK 16,157
Restricted equity
Total equity	6,122		6,218
Unrestricted equity
Total equity	SEK 11,452		SEK 10,918

[1]	See Note 23 to the Consolidated Financial Statements.
[2]	The entire equity is attributable to the shareholder of the Parent Company.